Shareholder Report, Line Graph (Details) IT26_MML iShares 80-20 Allocation Fund_Service Class I_TSR Annual {Service Class I} - USD ($)					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2022	Dec. 31, 2025
Service Class I
Account Value [Line Items]
Accumulated Value	$ 11,691	$ 10,238	$ 8,660	$ 9,760	$ 13,666
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI ACWI
Accumulated Value	12,355	10,516	8,606	9,765	$ 15,115
Lipper Balanced Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Lipper Balanced Fund Index
Accumulated Value	$ 11,199	$ 10,105	$ 8,870	$ 9,817	$ 12,700